Goodwill and Intangible Assets, Net - Components of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 64,259	$ 15,021
Accumulated Amortization	(6,772)	(3,672)
Net Carrying Amount	57,487	11,349
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	45,066	10,090
Accumulated Amortization	(3,039)	(973)
Net Carrying Amount	42,027	9,117
Capitalized Software [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,769	3,541
Accumulated Amortization	(2,893)	(2,379)
Net Carrying Amount	876	1,162
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,163	658
Accumulated Amortization	(458)	(148)
Net Carrying Amount	6,705	510
Non-compete agreement [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	221	219
Accumulated Amortization	(93)	(37)
Net Carrying Amount	128	182
Capitalized Intellectual Property [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	374	199
Accumulated Amortization	(80)	(51)
Net Carrying Amount	294	148
Trademark and Tradenames [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,411	149
Accumulated Amortization	(120)	(29)
Net Carrying Amount	5,291	120
In Process Research and Development [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		110
Accumulated Amortization		0
Net Carrying Amount		110
In Process Technology [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,800
Accumulated Amortization	0
Net Carrying Amount	1,800
Backlog [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	455	55
Accumulated Amortization	(89)	(55)
Net Carrying Amount	$ 366	$ 0